UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.    Name and Address of issuer:

      The AllianceBernstein Portfolios
      1345 Avenue of the Americas
      New York, New York 10105

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

      AllianceBernstein Tax-Managed Wealth Appreciation Strategy
      (Class A, Class B, Class C and Advisor Class shares)

      AllianceBernstein Tax-Managed Balanced Wealth Strategy
      (formerly: Alliance Growth Investors Fund
      (Class A, Class B, Class C and Advisor Class shares)

      AllianceBernstein Tax-Managed Wealth Preservation Strategy
      (formerly: Alliance Conservative Investor)
      (Class A, Class B, Class C and Advisor Class shares)

      AllianceBernstein Wealth Appreciation Strategy
      (Class A, Class B, Class C, Advisor Class, Class R, Class K, and Class I shares)

      AllianceBernstein Balanced Wealth Strategy
      (Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares)

      AllianceBernstein Wealth Preservation Strategy
      (Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares)

3.    Investment Company Act File Number:

      811-05088

      Securities Act File Number:

      33-12988

4(a). Last day of fiscal year for which this Form is filed:

      August 31, 2005

4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c). |_| Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(f):

          AllianceBernstein Tax-Managed
          Wealth Appreciation Strategy             $51,833,783

          AllianceBernstein Tax-Managed
          Balanced Wealth Strategy
          (formerly: Alliance Growth
          Investors Fund)                          $108,277,198

          AllianceBernstein Tax-Managed Wealth
          Preservation Strategy
          (formerly: Alliance Conservative
          Investor)                                $52,528,419

          AllianceBernstein Wealth
          Appreciation Strategy                    $397,338,283

          AllianceBernstein Balanced
          Wealth Strategy                          $705,924,916

          AllianceBernstein Wealth
          Preservation Strategy                    $253,255,660   $1,569,158,259

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

          AllianceBernstein Tax-Managed Wealth
          Appreciation Strategy                    $18,160,354

          AllianceBernstein Tax-Managed Balanced
          Wealth Strategy
          (formerly: Alliance Growth
          Investors Fund)                          $48,119,337

          AllianceBernstein Tax-Managed Wealth
          Preservation Strategy
          (formerly: Alliance Conservative
          Investor)                                $40,521,002

          AllianceBernstein Wealth Appreciation
          Strategy                                 $72,511,299

          AllianceBernstein Balanced Wealth
          Strategy                                 $129,111,741

          AllianceBernstein Wealth Preservation
          Strategy                                 $93,764,085    $402,187,818

    (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:

          AllianceBernstein Tax-Managed Wealth
          Appreciation Strategy                    $0

          AllianceBernstein Tax-Managed Balanced
          Wealth Strategy
          (formerly: Alliance Growth Investors
          Fund)                                    $0

          AllianceBernstein Tax-Managed Wealth
          Preservation Strategy
          (formerly: Alliance Conservative
          Investor)                                $0

          AllianceBernstein Wealth Appreciation
          Strategy                                 $0

          AllianceBernstein Balanced Wealth
          Strategy                                 $0

          AllianceBernstein Wealth Preservation
          Strategy                                 $0             $0

     (iv) Total available redemption credits [add
          Items 5(ii) and 5(iii)]:

          AllianceBernstein Tax-Managed Wealth
          Appreciation Strategy                    $18,160,354

          AllianceBernstein Tax-Managed Balanced
          Wealth Strategy
          (formerly: Alliance Growth Investors
          Fund)                                    $48,119,337

          AllianceBernstein Tax-Managed Wealth
          Preservation Strategy
          (formerly: Alliance Conservative
          Investor)                                $40,521,002

          AllianceBernstein Wealth Appreciation
          Strategy                                 $72,511,299

          AllianceBernstein Balanced Wealth
          Strategy                                 $129,111,741

          AllianceBernstein Wealth Preservation
          Strategy                                 $93,764,085    $402,187,818

     (v)  Net sales - if Item 5(i) is greater than
          Item 5(iv)
          [subtract Item 5(iv) from 5(i)]:

          AllianceBernstein Tax-Managed Wealth
          Appreciation Strategy                    $33,673,429

          AllianceBernstein Tax-Managed Balanced
          Wealth Strategy (formerly: Alliance
          Growth Investors Fund)                   60,157,861

          AllianceBernstein Tax-Managed Wealth
          Preservation Strategy (formerly:
          Alliance Conservative Investor Fund)     $12,007,417

          AllianceBernstein Wealth Appreciation
          Strategy                                 $324,826,984

          AllianceBernstein Balanced Wealth
          Strategy                                 $576,813,175

          AllianceBernstein Wealth Preservation
          Strategy                                 $159,491,575   $1,166,970,441

     (vi) Redemption credits available for use in future years - if Item 5(i) is less than
          Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:

          AllianceBernstein Tax-Managed Wealth
          Appreciation Strategy                    $0

          AllianceBernstein Tax-Managed Balanced
          Wealth Strategy
          (formerly: Alliance Growth Investors
          Fund)                                    $0

          AllianceBernstein Tax-Managed Wealth
          Preservation Strategy
          (formerly: Alliance Conservative
          Investor Fund)                           $0

          AllianceBernstein Wealth Appreciation
          Strategy                                 $0

          AllianceBernstein Balanced Wealth
          Strategy                                 $0

          AllianceBernstein Wealth Preservation
          Strategy                                 $0             $0

    (vii) Multiplier for determining registration
          fee (See Instruction C.9):               x $0.000107    x $0.000107

   (viii) Registration fee due [multiply Item
          5(v) by Item 5(vii)] (enter "0" if no
          fee is due):

          AllianceBernstein Tax-Managed Wealth
          Appreciation Strategy                    $3,603.06

          AllianceBernstein Tax-Managed Balanced
          Wealth Strategy
          (formerly: Alliance Growth Investors
          Fund)                                    $6,436.89

          AllianceBernstein Tax-Managed Wealth
          Preservation Strategy
          (formerly: Alliance Conservative
          Investor Fund)                           $1,284.79

          AllianceBernstein Wealth Appreciation
          Strategy                                 $34,756.49

          AllianceBernstein Balanced Wealth
          Strategy                                 $61,719.01

          AllianceBernstein Wealth Preservation
          Strategy                                 $17,065.60     $124,865.84

6.    Prepaid shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $124,865.84

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: November 25, 2005

      Method of Delivery:

      [X]    Wire transfer

      [_]    Mail or other means

                                   Signatures


This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*
                                                     /s/ Stephen J. Laffey
                                                     ---------------------
                                                         Stephen J. Laffey
                                                         Assistant Clerk

Date  November 28, 2005

*Please print the name and title of the signing officer below the signature.




00250.0184 #621606